Share-based Compensation (Tables)	6 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per share amounts)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	23	$42.30
Granted	1	$91.43
Vested	(10)	$42.54
Cancelled and forfeited	(2)	$41.36
Outstanding and expected to vest as of September 30, 2024	12	$44.23
(1) Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Schedule of Share-Based Payment Arrangement, Restricted Stock Units And Performance Shares, Activity
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per share amounts)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	2	$68.13
Granted	10	$119.32
Vested	(1)	$56.53
Cancelled and forfeited	—	$111.43
Outstanding and expected to vest as of September 30, 2024	11	$113.20
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.

Schedule of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Cost of sales	$7	$20	$13	$26
Research and development	154	349	283	452
Selling, general and administrative	57	149	104	198
Pre-tax share-based compensation cost	$218	$518	$400	$676
Less: income tax effect	30	41	42	70
Net share-based compensation cost	$188	$477	$358	$606